Note 1 - Organization and Operations - Additional Information (Details) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 21, 2012	Mar. 31, 2012
Common Stock, Shares Authorized	300,000,000	300,000,000	75,000,000	300,000,000
Capital Units, Authorized	310,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000		10,000,000
Stockholders Equity Forward Split	1:32.4552
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	1,817,891
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Business Acquisition, Percentage of Voting Interests Acquired	88.50%
Stock Repurchased and Retired During Period, Shares	10,000,000